American Century ETF Trust Statement of Additional Information Supplement

Supplement dated November 2, 2020 ■ Statement of Additional Information dated September 10, 2020
The following replaces the second paragraph under Exchange Listing and Trading on page 2 of the Statement of Additional Information:
Shares of the funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a fund from listing if (i) if the Listing Exchange becomes aware that the fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act, (ii) if the fund no longer complies with the Listing Exchange’s requirements for exchange-traded fund shares, (iii) following the initial 12-month period beginning upon the commencement of trading of fund shares, there are fewer than 50 beneficial owners of shares of the fund, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable.
The following replaces the table under Costs Associated with Creation Transactions on page 38 of the Statement of Additional Information:

Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations[1]
Avantis Core Fixed Income ETF	$200	3%
Avantis Core Municipal Fixed Income ETF	$200	3%
Avantis Emerging Market Equity ETF	$3,000	7%
Avantis International Equity ETF	$2,400	7%
Avantis International Small Cap Value ETF	$1,800	7%
Avantis Short-Term Fixed Income ETF	$200	3%
Avantis U.S. Equity ETF	$850	3%
Avantis U.S. Small Cap Value ETF	$500	3%

[1]	As a percentage of the NAV per Creation Unit.
The following replaces the table under Costs Associated with Redemption Transactions on page 39 of the Statement of Additional Information:

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions[1]
Avantis Core Fixed Income ETF	$200	2%
Avantis Core Municipal Fixed Income ETF	$200	2%
Avantis Emerging Market Equity ETF	$3,000	2%
Avantis International Equity ETF	$2,400	2%
Avantis International Small Cap Value ETF	$1,800	2%
Avantis Short-Term Fixed Income ETF	$200	2%
Avantis U.S. Equity ETF	$850	2%
Avantis U.S. Small Cap Value ETF	$500	2%

[1]	As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.

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CL-SPL-96730 2011